EXPLANATORY NOTE

The sole purpose of this filing is to file as an exhibit to the registration statement of Exchange Traded Concepts Trust (the “Trust”), revised risk/return summary information, in interactive data format, for the Trust’s REX VolMAXXTM Long VIX Weekly Futures Strategy ETF (the “Fund”). The revised risk/return summary information for the Fund will be implemented on April 25, 2018.